SUPPLEMENT DATED APRIL 29, 2009 TO THE

FIRST INVESTORS INCOME AND EQUITY FUNDS PROSPECTUS
DATED JANUARY 31, 2009

RELATING TO THE CASH MANAGEMENT FUND

On April 8, 2009, the First Investors Cash Management Fund (“Fund”) submitted a Program Extension Notice and fee to the U.S. Department of the Treasury (“U.S. Treasury”) to continue its participation in the U.S. Treasury’s Temporary Guarantee Program for Money Market Funds (the “ Program”). The Program has been extended from April 30, 2009 to September 18, 2009. On April 8, 2009, the U.S. Treasury acknowledged receipt of the Fund’s Program Extension Notice.

The fee paid to the U.S. Treasury to continue to participate in the Program is 0.015% of the net asset value of the Fund as of September 19, 2008. The fee will be borne by the Fund without regard to any expense limitation currently in effect for the Fund.

Additional information about the Program is described in the Fund’s prospectus on page 6 under the heading entitled “U.S. Treasury’s Temporary Guarantee Program for Money Market Funds” and also on the U.S. Treasury’s website at www.ustreas.gov.

IEP20409

SUPPLEMENT DATED APRIL 29, 2009 TO THE

FIRST INVESTORS CASH MANAGEMENT FUND PROSPECTUS
DATED JANUARY 31, 2009

On April 8, 2009, the First Investors Cash Management Fund (“Fund”) submitted a Program Extension Notice and fee to the U.S. Department of the Treasury (“U.S. Treasury”) to continue its participation in the U.S. Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”). The Program has been extended from April 30, 2009 to September 18, 2009. On April 8, 2009, the U.S. Treasury acknowledged receipt of the Fund’s Program Extension Notice.

The fee paid to the U.S. Treasury to continue to participate in the Program is 0.015% of the net asset value of the Fund as of September 19, 2008. The fee will be borne by the Fund without regard to any expense limitation currently in effect for the Fund.

Additional information about the Program is described in the Fund’s prospectus on page 3 under the heading entitled “U.S. Treasury’s Temporary Guarantee Program for Money Market Funds” and also on the U.S. Treasury’s website at www.ustreas.gov.

CM0409